Earning Per Share - Schedule of Earnings Per Common Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Earnings Per Common Share [Abstract]
Net income (loss) after taxes (in Dollars)		$ 62,405,727	$ (28,532,195)
Weighted average number of common shares - basic		344,919,433	295,591,423
Weighted average effect of dilutive warrants*	[1]	18,845,738
Weighted average effect of dilutive options*	[1]	10,080,939
Weighted average effect of dilutive DSUs*	[1]	3,562,188
Weighted average effect of dilutive RSUs*	[1]	124,375
Weighted average number of common shares - diluted		377,532,673	295,591,423
Basic earnings (loss) per share (in Dollars per share)		$ 0.18	$ (0.1)
Diluted earnings (loss) per share (in Dollars per share)		$ 0.17	$ (0.1)

[1]	Maximum dilution if all warrants, options and DSUs were exercised would be 55,862,159